OTHER NON-CURRENT LIABILITIES - Summary of Other Non-current Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 760	$ 1,770
Lease liabilities	889
Derivative liability	413	159
Provisions	78	352
Loans and notes payables	18	5
Deferred revenue	4	8
Total other non-current liabilities	2,162	$ 2,294
Interest expense on lease liabilities	$ 57